Share capital, stock options and other stock-based plans	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Share capital, stock options and other stock-based plans
18. Share capital, stock options and other stock-based plans:

On November 9, 2020, the Company filed a prospectus supplement to establish an at-the-market equity offering program (the "ATM Program") which allowed the Company to issue up to $50,000 of common shares from treasury to the public from time to time, at the Company's discretion and subject to regulatory requirements. In the first quarter of 2021, the Company issued 1,819,712 common shares at weighted average share price of $7.26 per share for gross proceeds of $13,211, net of total transaction costs of $405, including commission of $264, resulting in net proceeds of $12,806. The ATM Program was completed as of March 20, 2021 and the Company raised a total of $27,586 gross proceeds through this ATM Program.

On January 21, 2021, Cartesian exercised its option to convert a principal amount of $2,500, plus accrued and unpaid interest on such principal amount, into 1,815,117 common shares of the Company.

On June 8, 2021, the Company completed a marketed public offering of common shares for gross proceeds to the Company of $115,115. The Company issued a total of 20,930,000 common shares at $5.50 per common share, including 2,730,000 common shares following the exercise in full by the underwriters of their over-allotment option. Total transaction costs of $7,194 were incurred and deducted from the gross proceeds for net proceeds of $107,921.
18. Share capital, stock options and other stock-based plans (continued):

On August 31, 2021, the Company exercised its option to convert the final principal balance of $2,500, plus accrued and unpaid interest on such principal amount, into 1,836,750 common shares of the Company. As at December 31, 2021, the convertible note was fully repaid and converted into common shares of the Company.

During the year ended December 31, 2021, the Company issued 327,774 common shares, net of cancellations, upon exercises of share units (year ended December 31, 2020 – 829,553 common shares). The Company issues shares from treasury to satisfy share unit exercises.
(a)    Share Units ("Units"):

The value assigned to issued Units and the amounts accrued are recorded as other equity instruments. As Units are exercised or vested and the underlying shares are issued from treasury of the Company, the value is reclassified to share capital.

During the year ended December 31, 2021, the Company recognized $1,911 (year ended December 31, 2020 - $2,368) of stock-based compensation associated with the Westport Omnibus Plan.

A continuity of the Units issued under the Westport Omnibus Plan are as follows:

	December 31, 2021		December 31, 2020
	Number of units	Weighted average grant date fair value (CDN $)	Number of units	Weighted average grant date fair value (CDN $)
Outstanding, beginning of year	1,452,378	$3.29	1,777,941	$3.19
Granted	875,703	4.87	525,807	2.09
Vested and exercised	(327,774)	3.86	(829,553)	2.31
Forfeited/expired	(133,874)	1.62	(21,817)	3.37
Outstanding, end of year	1,866,433	$2.98	1,452,378	$3.29
Units outstanding and exercisable, end of year	61,086	$2.84	22,588	$5.69

During the year ended December 31, 2021, 875,703 share units were granted to directors, executives and employees (2020 - 525,807). This included 417,719 Restricted Share Units ("RSUs") (2020 - 504,907) and 457,984 Performance Share Units ("PSUs") (2020 - 20,900). Values of RSU awards are generally determined based on the fair market value of the underlying common shares on the date of grant. RSUs typically vest over a three-year period so the actual value received by the individual depends on the share price on the day such RSUs are settled for common shares, not the date of grant. PSU awards do not have a certain number of common shares that will be issued over time, but are based on future performance and other conditions tied to the payout of the PSU.
As at December 31, 2021, $2,709 of compensation expense related to Units has yet to be recognized in results from operations and will be recognized ratably over two years.
(b)    Aggregate intrinsic values:

The aggregate intrinsic value of the Company’s share units at December 31, 2021 and 2020 are as follows:

	December 31, 2021	December 31, 2020
	CDN$	CDN$
Share units:
Outstanding	$5,434	$9,787
Exercisable	173	153
(c)    Stock-based compensation:

Stock-based compensation associated with the Unit plans is included in operating expenses as follows:

	Years ended December 31,
	2021	2020
Cost of revenue	$91	$140
Research and development	217	365
General and administrative	1,502	1,621
Sales and marketing	101	242
	$1,911	$2,368